Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statements of Changes in Net Assets Available for Benefits:
Net increase in net assets available for benefits	$ 262,249,100	$ 234,653,500
Changes in deemed distributions	(35,000.0)	62,200
Net asset conversions	(8,973,500)	0
Net income per Form 5500	$ 253,240,600	$ 234,715,700